Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,692,600)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	310,045
Non cash debtor-in-possession note payable debt issuance costs
Stock-based compensation	15,808
Increase in allowance for doubtful accounts	466
Increase in allowance for inventory obsolescence	915
Loss on disposal of fixed assets	(1,205)
Change in operating assets and liabilities:
Accounts and other receivable	56,222
Inventory	4,317
Prepaid expenses and other current assets	(47,773)
Other assets	30,208
Accounts payable	(14,267)
Accrued liabilities	75,369
Accrued interest
Deferred revenue
Other liabilities	(19,756)
Net cash used in operating activities	(1,282,251)
CASH FLOWS FROM INVESTING ACTIVITIES:
Change in restricted cash	(13)
Net cash provided by (used in) investing activities	(13)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of debtor-in-possession note payable, net of issuance costs
Net cash provided by financing activities
Net (decrease) increase in cash and cash equivalents	(1,282,264)
Cash and cash equivalents, beginning of period	2,620,023
Cash and cash equivalents, end of period	1,337,759
Supplemental cash flow information
Interest expense paid in cash	1,899
Income taxes paid in cash
Predecessor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		$ (4,870,763)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization		208,563
Non cash debtor-in-possession note payable debt issuance costs		182,519
Stock-based compensation		39,531
Increase in allowance for doubtful accounts		12,629
Increase in allowance for inventory obsolescence
Loss on disposal of fixed assets
Change in operating assets and liabilities:
Accounts and other receivable		(572,836)
Inventory		95,787
Prepaid expenses and other current assets		164,985
Other assets		23,833
Accounts payable		926,304
Accrued liabilities		1,282,979
Accrued interest		205,528
Deferred revenue		(222,137)
Other liabilities		(31,237)
Net cash used in operating activities		(2,554,315)
CASH FLOWS FROM INVESTING ACTIVITIES:
Change in restricted cash
Net cash provided by (used in) investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of debtor-in-possession note payable, net of issuance costs		2,317,481
Net cash provided by financing activities		2,317,481
Net (decrease) increase in cash and cash equivalents		(236,834)
Cash and cash equivalents, beginning of period		922,317
Cash and cash equivalents, end of period		685,483
Supplemental cash flow information
Interest expense paid in cash		665
Income taxes paid in cash